Issued Capital and Reserves - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands													12 Months Ended
	May 04, 2021	Feb. 12, 2021	Dec. 23, 2020	Jun. 30, 2020	Jun. 04, 2020	Jun. 03, 2020	Feb. 20, 2020	Feb. 11, 2020	Jun. 21, 2019	Apr. 23, 2019	Jan. 01, 2019	Mar. 21, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted						89,144,630
Nominal value						£ 0.003
Ordinary shares price per share				£ 0.174			£ 0.19	£ 0.08
Cash consideration	£ 1,500													£ 1,090
Conversion of loan notes into ordinary shares amount									£ 2,400				£ 40,500
Conversion of loan notes into ordinary shares									1,071,042				27,457,163
Share conversion price per share									£ 2.21
Maximum shares to be issued									864,988
Equity component (consideration received for the warrants)													£ 100	100	£ 100
Fair value of Acquisition for Ordinary shares	1,090
Nominal value of issued capital													1,755	1,017
Gain loss on extnguishment of financial liability													£ 200
Number of warrants exercised during period													14,954,491
Number of ADS equivalents to warrants issued during period													2,990,898
Exercise price per warrants													£ 0.348
Upfront Consideration	£ 1,500													£ 1,090
Noncash Warrant Exercises [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised during period													460,135
Exercise price per warrants													£ 0.348
Other Reserve [Member]
Disclosure of classes of share capital [line items]
Issued						89,144,630
Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants													£ 0.348
Directors [member]
Disclosure of classes of share capital [line items]
Reduction in share premium												£ 7,000
Novartis [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount				£ 21,800									£ 1,080
Number of converted loans converted to ordinary shares				125,061,475
Amount recognised on conversion and carrying value of the financial liability extinguished				£ 33,500
Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares price per share								£ 0.20
Cash consideration								£ 2,300
Number of converted loans converted to ordinary shares								2,862,595
Issued								572,519
Upfront Consideration								£ 2,300
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted	2,100,840	198,375,000		125,061,475	89,144,630		12,252,715	11,432,925		24,783,320			40,397,976
Nominal value	£ 0.003	£ 0.003		£ 0.003									£ 0.003
Ordinary shares price per share	£ 0.517	£ 0.395		£ 0.174	£ 0.174					£ 1.65			£ 0.174
Cash consideration				£ 21,800	£ 15,500		£ 2,300
Reduction in share premium						£ 2,100
Shares issued as fully paid up													584,908,239	338,953,141	97,959,622	71,240,272
Fair value of Acquisition for Ordinary shares						13,400
Proceeds from issue of ordinary shares		£ 78,400			13,400	£ 15,500
Discount On Issue Of Shares					2,100
Issued													245,955,098
Transaction costs associated with issue of share capital		£ 200											£ 200
Upfront Consideration				£ 21,800	£ 15,500		£ 2,300
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Fair value of Acquisition for Ordinary shares													40,900
Issued															24,783,320
Ordinary shares [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Excess Amount Within Other Capital Reserves													£ 40,800
Ordinary shares [member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Issued														89,144,630
Ordinary shares [member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Share conversion price per share			£ 0.348
Number Of Warrants converted			690,205										4,621,147
Issued														239,179
Ordinary shares [member] | Novartis [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued									864,988
Ordinary shares to be issued price per share											£ 1.84
Ordinary shares [member] | Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Commitement to issue capital								£ 25,000
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount														£ 1,080
Maximum shares to be issued											864,988
Merger reserve [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Shares issued as fully paid up													24,783,320
Merger reserve [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Nominal value of issued capital													£ 100
Capital reserve [member] | Equity component of convertible loan [member]
Disclosure of classes of share capital [line items]
Gain loss on extnguishment of financial liability													£ 33,100
ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted		39,675,000
Ordinary shares price per share		£ 2.726
Number of new stock issued			47,835
ADS [Member] | Noncash Warrant Exercises [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised during period													92,027
ADS [Member] | Other Reserve [Member]
Disclosure of classes of share capital [line items]
Reduction In Warrant Liability													£ 2,400
ADS [Member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted													15,414,626
ADS [Member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted			138,041										(924,229)